Operating Lease (Details) - Schedule of maturities of lease liabilities - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of maturities of lease liabilities [Abstract]
2022	$ 310,616
2023	165,750
2024	156,186
2025	151,736
2025 and thereafter	585,266
Total lease payments	1,369,554
Less: imputed interest	(279,445)
Present value of lease liabilities	$ 1,090,109	$ 625,357